Provisions (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Roll forward of Provisions

	Restructuring	Loan Loss Provision	Other	Total
	$	$	$
Balance, June 30, 2022	997	3,613	800	5,410
Remeasurement	513	832	8	1,353
Settlements	(1,510)	—	(800)	(2,310)
Balance, March 31, 2023	—	4,445	8	4,453
Remeasurement	—	1,153	—	1,153
Balance, March 31, 2024	—	5,598	8	5,606